UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	89.9%
ALTERNATIVE ENERGY	0.7%
RENEWABLE ENERGY GROUP, INC.*		12,900	$195,435

AUTO PARTS	1.5%
GENTHERM, INC.*		21,100	402,799

BACK OFFICE SUPPORT	5.7%
BARRETT BUSINESS SERVICES, INC.		9,300	625,983
ON ASSIGNMENT, INC.*		28,900	953,700
			1,579,683

BANKS - DIVERSIFIED	3.3%
BRYN MAWR BANK CORP.		12,300	331,731
EAGLE BANCORP, INC.*		7,580	214,438
FIRST SAVINGS FINANCIAL GROUP, INC.		2,692	60,570
THE BANCORP, INC.*		17,700	313,113
			919,852

BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING	2.6%
BOFI HLDG., INC.*		9,176	594,715
UNITED FINANCIAL BANCORP, INC.		8,800	142,296
			737,011

BIOTECHNOLOGY	0.9%
LIGAND PHARMACEUTICALS, INC.*		6,000	259,680

BUILDING MATERIALS	1.6%
PGT, INC.*		43,900	434,830

COMMERCIAL SERVICES	4.5%
NQ MOBILE, INC. ADR*		44,600	971,834
POINTS INTERNATIONAL LTD.*		12,500	288,875
			1,260,709

COMMUNICATIONS	1.3%
DATALINK CORP.*		11,695	158,116
PROCERA NETWORKS, INC.*		13,400	207,566
			365,682

COMPUTER SERVICES SOFTWARE & SYSTEMS	14.7%
CLICKSOFTWARE TECHNOLOGIES LTD.		7,300	44,457
DATAWATCH CORP.*		15,800	440,820
EGAIN COMMUNICATIONS CORP.*		74,400	1,122,696
ELLIE MAE, INC.*		5,300	169,653
MAGIC SOFTWARE ENTERPRISES LTD.		7,900	54,352
PERFICIENT, INC.*		12,200	223,992
SUPPORT.COM, INC.*		134,400	732,480
TANGOE, INC.*		22,700	540,941
VIRTUSA CORP.*		5,300	154,018
WEB.COM GROUP, INC.*		19,200	621,120
			4,104,529

COMPUTER TECHNOLOGY	5.6%
21VIANET GROUP, INC. ADR*		20,300	334,747
IMMERSION CORP.*		35,800	472,560
PERFORMANCE TECHNOLOGIES, INC.*		66,000	190,080
SILICOM LTD.		13,100	486,010
STREAMLINE HEALTH SOLUTIONS, INC.*		8,700	66,120
			1,549,517

CONSUMER LENDING	1.3%
CONSUMER PORTFOLIO SERVICES, INC.*		59,200	351,056

CONSUMER SERVICES - MISC.	3.1%
STAMPS.COM, INC.*		18,600	854,298

EDUCATION SERVICES	1.8%
HEALTHSTREAM, INC.*		13,500	511,380

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.9%
TASER INTERNATIONAL, INC.*		17,700	263,376

ELECTRONICS COMPONENTS	0.9%
ACACIA RESEARCH CORP.		6,200	142,972
INNOVATIVE SOLUTIONS & SUPPORT, INC.*		14,800	117,808
			260,780

ENGINEERING & CONTRACTING SERVICES	1.5%
FURMANITE CORP.*		41,400	409,860

HEALTHCARE SERVICES	4.4%
MEDIDATA SOLUTIONS, INC.*		12,400	1,226,732

HOMEBUILDING	0.5%
COMSTOCK HLDG. COS., INC.*		70,500	127,605

INDUSTRIAL MACHINERY	0.5%
MANITEX INTERNATIONAL, INC.*		12,000	131,160

INSURANCE - MULTI-LINE	1.3%
EHEALTH, INC.*		11,200	361,312

INSURANCE - PROPERTY-CASUALTY	1.5%
FEDERATED NATIONAL HLDG. CO.		5,500	52,360
UNITED INSURANCE HLDGS. CORP.		41,400	365,562
			417,922

LEISURE TIME	0.2%
PREMIER EXHIBITIONS, INC.*		33,200	50,796

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.5%
ENDOLOGIX, INC.*		30,800	497,112
MGC DIAGNOSTICS CORP.*		28,500	312,075
VASCULAR SOLUTIONS, INC.*		9,800	164,640
			973,827

MEDICAL EQUIPMENT	0.3%
CYNOSURE, INC.*		4,000	91,240

OIL CRUDE PRODUCER	4.3%
CALLON PETROLEUM CO.*		53,000	289,910
EVOLUTION PETROLEUM CORP.*		41,600	468,416
PANHANDLE OIL & GAS, INC.		4,485	126,836
TRIANGLE PETROLEUM CORP.*		33,000	324,060
			1,209,222

OIL WELL EQUIPMENT & SERVICES	4.8%
FLOTEK INDUSTRIES, INC.*		22,100	508,300
MATRIX SERVICE CO.*		15,400	302,148
MITCHAM INDUSTRIES, INC.*		9,300	142,197
RIGNET, INC.*		10,500	379,785
			1,332,430

PHARMACEUTICALS	3.1%
GENTIUM S.P.A.*		12,000	325,560
INSYS THERAPEUTICS, INC.*		11,100	388,389
LANNETT CO., INC.*		7,200	157,104
			871,053

POLLUTION CONTROL	0.8%
ADA-ES, INC.*		5,100	217,872

PRODUCER DURABLES - MISC.	0.2%
MFRI, INC.*		5,800	66,236

RECREATIONAL VEHICLES & BOATS	0.9%
ARCTIC CAT, INC.		4,500	256,725

SEMICONDUCTORS & COMPONENTS	5.7%
AMBARELLA, INC.*		23,300	454,816
MAXLINEAR, INC.*		32,600	270,254
PIXELWORKS, INC.*		148,000	594,960
SILICON IMAGE, INC.*		48,000	256,320
			1,576,350

SPECIALTY RETAIL	1.7%
FRANCESCA'S HLDGS. CORP.*		4,300	80,066
TILLY'S, INC.*		27,500	399,025
			479,091

TELECOMMUNICATIONS EQUIPMENT	0.8%
CALAMP CORP.*		12,100	213,081

TEXTILES - APPAREL & SHOES	1.7%
G-III APPAREL GROUP LTD.*		3,600	196,524
ROCKY BRANDS, INC.		15,200	264,632
			461,156

TRUCKERS	1.4%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		13,600	384,064

UTILITIES - TELECOMMUNICATIONS	0.4%
INCONTACT, INC.*		13,500	111,375

TOTAL EQUITIES
(COST: $15,498,277)			$25,019,726

REAL ESTATE INVESTMENT TRUST	1.4%
PENNYMAC MORTGAGE INVESTMENT TRUST		17,000	385,560

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $338,254)			$385,560

CORPORATE BONDS	1.9%	Face Amount	Value
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC. (10.00%, 10/26/13)(a)		500,000	$539,345

TOTAL CORPORATE BONDS
(COST: $500,000)			$539,345

TOTAL INVESTMENTS	93.2%
(COST: $16,336,531)			$25,944,631

OTHER ASSETS LESS LIABILITIES	6.8%		1,897,346

NET ASSETS - 100% (EQUIVALENT TO $17.77 PER SHARE BASED ON 1,566,697 SHARES OUTSTANDING)			$27,841,977

Cost of Investments is $16,362,278 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$9,970,156
Gross unrealized depreciation	(387,803)
Net unrealized appreciation	$9,582,353

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.4%
ASSET MANAGEMENT & CUSTODIAN	0.3%
FINANCIAL ENGINES, INC.		3,100	$184,248

AUTO PARTS	1.2%
GENTHERM, INC.*		36,200	691,058

BACK OFFICE SUPPORT	9.9%
EXLSERVICE HLDGS., INC.*		9,300	264,864
MAXIMUS, INC.		16,800	756,672
ON ASSIGNMENT, INC.*		44,882	1,481,106
RPX CORP.*		20,800	364,832
THE ADVISORY BOARD CO.*		18,600	1,106,328
WAGEWORKS, INC.*		30,200	1,523,590
			5,497,392

BANKS - DIVERSIFIED	1.3%
THE BANCORP, INC.*		39,300	695,217

BIOTECHNOLOGY	1.7%
LIGAND PHARMACEUTICALS, INC.*		12,200	528,016
MOMENTA PHARMACEUTICALS, INC.*		15,400	221,606
PROTALIX BIOTHERAPEUTICS, INC.*		37,300	168,969
			918,591

CASINOS & GAMBLING	2.9%
MULTIMEDIA GAMES HLDG. CO., INC.*		46,762	1,615,627

COMMUNICATIONS	0.6%
PROCERA NETWORKS, INC.*		23,000	356,270

COMPUTER SERVICES SOFTWARE & SYSTEMS	16.8%
AVG TECHNOLOGIES N.V.*		49,200	1,177,848
DEALERTRACK HLDGS., INC.*		25,000	1,071,000
ELLIE MAE, INC.*		9,000	288,090
ENVESTNET, INC.*		50,700	1,571,700
FLEETMATICS GROUP PLC*		10,200	383,010
INFOBLOX, INC.*		14,100	589,662
INTERACTIVE INTELLIGENCE, INC.*		19,200	1,219,008
PDF SOLUTIONS, INC.*		24,800	526,504
SYNCHRONOSS TECHNOLOGIES, INC.*		11,000	418,660
TANGOE, INC.*		35,100	836,433
WEB.COM GROUP, INC.*		40,700	1,316,645
			9,398,560

COMPUTER TECHNOLOGY	5.7%
21VIANET GROUP, INC. ADR*		94,100	1,551,709
STRATASYS, INC.*		7,800	789,828
SYNAPTICS, INC.*		19,100	845,175
			3,186,712

CONSUMER SERVICES - MISC.	2.2%
51JOB, INC. ADR*		7,800	560,196
STAMPS.COM, INC.*		14,726	676,365
			1,236,561

DIVERSIFIED METALS & MINERALS	0.5%
U.S. SILICA HLDGS., INC.		10,700	266,430

DIVERSIFIED RETAIL	2.8%
OVERSTOCK.COM, INC.*		22,100	655,707
VIPSHOP HLDGS. LTD.*		16,300	925,840
			1,581,547

EDUCATION SERVICES	2.7%
GRAND CANYON EDUCATION, INC.*		27,500	1,106,600
HEALTHSTREAM, INC.*		10,300	390,164
			1,496,764

ELECTRONICS	0.9%
IPG PHOTONICS CORP.*		8,900	501,515

ELECTRONICS COMPONENTS	4.8%
INVENSENSE, INC.*		56,300	992,006
METHODE ELECTRONICS, INC.*		60,100	1,682,800
			2,674,806

ENERGY EQUIPMENT	1.1%
SUNPOWER CORP.*		23,300	609,528

HEALTHCARE SERVICES	6.3%
ACADIA HEALTHCARE CO., INC.*		11,200	441,616
MEDIDATA SOLUTIONS, INC.*		22,200	2,196,246
OMNICELL, INC.*		37,500	888,000
			3,525,862

HOMEBUILDING	1.2%
TAYLOR MORRISON HOME CORP.*		30,200	684,030

INDUSTRIAL MACHINERY	0.5%
PROTO LABS, INC.*		3,900	297,921

INSURANCE - MULTI-LINE	1.0%
EHEALTH, INC.*		16,400	529,064

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.0%
ENDOLOGIX, INC.*		34,100	550,374

MEDICAL EQUIPMENT	1.4%
CYBERONICS, INC.*		15,100	766,174

OIL CRUDE PRODUCER	9.6%
BONANZA CREEK ENERGY, INC.*		26,900	1,298,194
DIAMONDBACK ENERGY, INC.*		12,500	533,000
EPL OIL & GAS, INC.*		20,900	775,599
GULFPORT ENERGY CORP.*		38,500	2,477,090
NORTHERN OIL & GAS, INC.*		19,900	287,157
			5,371,040

PHARMACEUTICALS	0.5%
SANTARUS, INC.*		12,800	289,152

RECREATIONAL VEHICLES & BOATS	0.8%
WINNEBAGO INDUSTRIES, INC.*		16,600	430,936

SECURITIES BROKERAGE & SERVICES	1.2%
FXCM, INC.		33,000	651,750

SEMICONDUCTORS & COMPONENTS	3.8%
AMBARELLA, INC.*		54,600	1,065,792
DIODES, INC.*		24,200	592,900
SPREADTRUM COMMUNICATIONS, INC. ADR		15,200	462,992
			2,121,684

SPECIALTY RETAIL	1.9%
FRANCESCA'S HLDGS. CORP.*		14,700	273,714
ZUMIEZ, INC.*		28,100	773,734
			1,047,448

TEXTILES - APPAREL & SHOES	3.5%
G-III APPAREL GROUP LTD.*		21,500	1,173,685
STEVEN MADDEN LTD.*		14,500	780,535
			1,954,220

TRUCKERS	2.6%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		50,300	1,420,472

UTILITIES - TELECOMMUNICATIONS	1.7%
8X8, INC.*		96,000	966,720

TOTAL EQUITIES
(COST: $34,015,098)			$51,517,673

REAL ESTATE INVESTMENT TRUST	0.8%
PENNYMAC MORTGAGE INVESTMENT TRUST		19,900	451,332

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $443,676)			$451,332

COMMERCIAL PAPER	4.8%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
.25% DUE 10/2/13		2,700,000	$2,700,000

TOTAL COMMERCIAL PAPER
(COST: $2,700,000)			$2,700,000

TOTAL INVESTMENTS	98.0%
(COST: $37,158,774)			$54,669,005

OTHER ASSETS LESS LIABILITIES	2.0%		1,134,845

NET ASSETS - 100% (EQUIVALENT TO $27.67 PER SHARE BASED ON 2,016,496 SHARES OUTSTANDING)			$55,803,850

Cost of Investments is $37,329,393 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$18,329,041
Gross unrealized depreciation	(989,429)
Net unrealized appreciation	$17,339,612

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
AEROSPACE	3.9%
ASTRONICS CORP.*		2,800	$139,188
HEICO CORP.		1,600	108,384
WESCO AIRCRAFT HLDGS., INC.*		4,500	94,185
			341,757

AUTO PARTS	1.8%
FEDERAL-MOGUL CORP.*		3,300	55,407
TOWER INTERNATIONAL, INC.*		4,900	97,951
			153,358

BACK OFFICE SUPPORT	5.7%
BARRETT BUSINESS SERVICES, INC.*		1,100	74,041
HURON CONSULTING GROUP, INC.*		2,300	121,003
KORN/FERRY INTERNATIONAL*		5,100	109,140
ON ASSIGNMENT, INC.*		3,300	108,900
WAGEWORKS, INC.*		1,600	80,720
			493,804

BANKS - DIVERSIFIED	1.6%
CUSTOMERS BANCORP, INC.*		4,500	72,450
PRIVATEBANCORP, INC.		3,300	70,620
			143,070

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	0.7%
BOFI HLDG., INC.*		1,000	64,812

BIOTECHNOLOGY	0.8%
ALBANY MOLECULAR RESEARCH, INC.*		5,700	73,473

BUILDING MATERIALS	0.8%
PGT, INC.*		7,400	73,297

COMMERCIAL SERVICES	2.4%
NQ MOBILE, INC. ADR*		9,700	211,363

COMMUNICATIONS	1.3%
FINISAR CORP.*		5,000	113,150

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.9%
AVG TECHNOLOGIES N.V.*		5,200	124,488
CSG SYSTEMS INTERNATIONAL, INC.		3,600	90,180
EGAIN CORP.*		5,800	87,522
RESPONSYS, INC.*		8,400	138,768
SS&C TECHNOLOGIES HLDGS., INC.*		2,900	110,490
SYNCHRONOSS TECHNOLOGIES, INC.*		4,300	163,658
TIBCO SOFTWARE, INC.*		4,300	110,037
WEB.COM GROUP, INC.*		3,800	122,930
			948,073

COMPUTER TECHNOLOGY	4.8%
21VIANET GROUP, INC. ADR*		10,300	169,847
IMMERSION CORP.*		6,900	91,080
SUPER MICRO COMPUTER, INC.*		6,400	86,656
SYNAPTICS, INC.*		1,700	75,225
			422,808

CONSUMER LENDING	2.3%
ENCORE CAPITAL GROUP, INC.*		4,400	201,388

CONSUMER SERVICES - MISC.	2.4%
STAMPS.COM, INC.*		4,516	207,420

CONTAINERS & PACKAGING	1.2%
MYERS INDUSTRIES, INC.		5,000	100,550

DIVERSIFIED CHEMICALS	0.9%
OM GROUP, INC.*		2,400	81,072

ELECTRONICS COMPONENTS	6.3%
INVENSENSE, INC.*		11,800	207,916
METHODE ELECTRONICS, INC.		12,100	338,800
			546,716

ENGINEERING & CONTRACTING SERVICES	1.7%
FURMANITE CORP.*		14,600	144,540

ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES	1.5%
G&K SERVICES, INC.		1,100	66,420
UNIFIRST CORP.		600	62,652
			129,072

FINANCIAL DATA & SYSTEMS	3.4%
ADVENT SOFTWARE, INC.		4,800	152,400
CARDTRONICS, INC.*		4,000	148,440
			300,840

FOODS	3.4%
ANNIE'S, INC.*		2,000	98,200
B&G FOODS, INC.		2,100	72,555
THE HAIN CELESTIAL GROUP, INC.*		1,600	123,392
			294,147

FORMS & BULK PRINTING SERVICES	0.8%
CONSOLIDATED GRAPHICS, INC.*		1,300	72,878

HEALTHCARE FACILITIES	2.0%
AMSURG CORP.*		2,900	115,130
UNIVERSAL HEALTH SERVICES, INC.		800	59,992
			175,122

HEALTHCARE SERVICES	5.4%
AMN HEALTHCARE SERVICES, INC.*		9,600	132,096
MEDIDATA SOLUTIONS, INC.*		1,910	188,957
OMNICELL, INC.*		6,500	153,920
			474,973

HOUSEHOLD FURNISHINGS	1.0%
RESTORATION HARDWARE HLDGS., INC.*		1,400	88,690

MACHINERY CONSTRUCTION & HANDLING	1.1%
HYSTER-YALE MATERIALS HANDLING, INC.		1,100	98,637

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.4%
ALERE, INC.*		2,500	76,425
CANTEL MEDICAL CORP.		3,300	105,105
MGC DIAGNOSTICS CORP.*		2,195	24,035
			205,565

MEDICAL EQUIPMENT	1.7%
CYBERONICS, INC.*		3,000	152,220

MEDICAL SERVICES	1.2%
PAREXEL INTERNATIONAL CORP.*		2,100	105,420

OIL CRUDE PRODUCER	2.5%
BONANZA CREEK ENERGY, INC.*		2,600	125,476
GULFPORT ENERGY CORP.*		1,500	96,510
			221,986

OIL WELL EQUIPMENT & SERVICES	0.9%
HORNBECK OFFSHORE SERVICES, INC.*		1,300	74,672

RAILROAD EQUIPMENT	2.5%
TRINITY INDUSTRIES, INC.		2,700	122,445
WABTEC CORP.		1,500	94,305
			216,750

RECREATIONAL VEHICLES & BOATS	2.4%
ARCTIC CAT, INC.		1,700	96,985
BRUNSWICK CORP.*		2,900	115,739
			212,724

RESTAURANTS	1.4%
DUNKIN' BRANDS GROUP, INC.		2,600	117,676

SEMICONDUCTORS & COMPONENTS	1.2%
DIODES, INC.*		4,300	105,350

SPECIALTY RETAIL	5.9%
CONNS, INC.*		1,800	90,054
NU SKIN ENTERPRISES, INC.		2,000	191,480
PENSKE AUTOMOTIVE GROUP, INC.		3,600	153,828
WET SEAL, INC.*		20,400	80,172
			515,534

TELECOMMUNICATIONS EQUIPMENT	1.5%
UBIQUITI NETWORKS, INC.*		4,000	134,360

TEXTILES - APPAREL & SHOES	1.3%
SKECHERS USA, INC.*		3,700	115,107

TRUCKERS	2.7%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		5,100	144,024
UNIVERSAL TRUCKLOAD SERVICES, INC.		3,300	87,978
			232,002

WHOLESALE & INTERNATIONAL TRADE	1.1%
CAESARSTONE SDOT-YAM LTD.*		2,200	100,496

TOTAL EQUITIES
(COST: $6,441,246)			$8,464,872

REAL ESTATE INVESTMENT TRUST	1.2%
PENNYMAC MORTGAGE INVESTMENT TRUST		4,600	104,328

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $99,670)			$104,328

TOTAL INVESTMENTS	98.0%
(COST: $6,540,916)			$8,569,200

OTHER ASSETS LESS LIABILITIES	2.0%		171,133

NET ASSETS - 100% (EQUIVALENT TO $16.36 PER SHARE BASED ON 534,088 SHARES OUTSTANDING)			$8,740,333

Cost of Investments is $6,543,640 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,061,048
Gross unrealized depreciation	(35,488)
Net unrealized appreciation	$2,025,560

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	91.9%
AUTO COMPONENTS	1.2%
XINYI GLASS HLDG. CO. LTD.		2,000,000	$1,841,179

AUTOMOBILES	4.7%
GEELY AUTOMOBILE HLDGS. LTD.		3,800,000	1,954,899
GREAT WALL MOTOR CO. LTD.		1,000,000	5,421,679
			7,376,578

CAPITAL MARKETS	2.5%
NOAH HLDGS. LTD. ADR		229,700	3,916,385

CHEMICALS	3.8%
BLOOMAGE BIOTECHNOLOGY CORP.		1,600,000	3,325,468
CHINA SANJIANG FINE CHEMICALS CO. LTD.		6,500,000	2,732,114
			6,057,582

COMMERCIAL SERVICE & SUPPLY	3.1%
CHINA EVERBRIGHT INTERNATIONAL LTD.		5,500,000	4,857,592

COMMUNICATIONS EQUIPMENT	0.8%
CHINA WIRELESS TECHNOLOGIES, INC.		3,000,000	1,199,087

CONSTRUCTION & ENGINEERING	5.5%
CHINA MACHINERY ENGINEERING CORP.		1,700,000	1,010,457
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.		2,100,000	2,336,673
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		3,100,000	4,988,203
LOUIS XIII HLDGS. LTD.*		400,000	355,858
			8,691,191

CONSTRUCTION MATERIALS	0.8%
ANHUI CONCH CEMENT CO. LTD.*		400,000	1,284,184

CONTAINERS & PACKAGING	0.7%
CPMC HLDGS. LTD.		1,500,000	1,115,925

ELECTRICAL EQUIPMENT	1.6%
BOER POWER HLDGS. LTD.		2,000,000	1,482,742
TRIGIANT GROUP LTD.		2,600,000	1,025,800
			2,508,542

ELECTRONIC EQUIPMENT & INSTRUMENTS	5.0%
PAX GLOBAL TECHNOLOGY LTD.*		4,000,000	1,686,458
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		2,600,000	2,712,000
TRULY INTERNATIONAL HLDGS. LTD.		6,000,000	3,481,221
			7,879,679

ENERGY EQUIPMENT & SERVICES	3.0%
ANTON OILFIELD SERVICES GROUP		600,000	397,633
CHINA OILFIELD SERVICES LTD.*		500,000	1,253,239
HILONG HLDG. LTD.*		3,200,000	1,860,777
JUTAL OFFSHORE OIL SERVICES LTD.		6,000,000	1,214,559
			4,726,208

FOOD PRODUCTS	5.6%
BIOSTIME INTERNATIONAL HLDGS. LTD.		570,000	4,310,331
CHINA HUISHAN DAIRY HLDGS. CO. LTD.*		800,000	258,900
CHINA MODERN DAIRY HLDGS. LTD.*		5,500,000	2,148,687
SINO GRANDNESS FOOD INDUSTRY GROUP LTD.*		4,000,000	2,072,374
			8,790,292

GAS UTILITIES	1.7%
CHINA GAS HLDGS. LTD.		2,500,000	2,723,733

HOTELS RESTAURANTS & LEISURE	4.8%
CHINA LODGING GROUP, LTD.*		94,775	1,799,777
GALAXY ENTERTAINMENT GROUP LTD.*		830,000	5,821,633
			7,621,410

HOUSEHOLD DURABLES	3.5%
HISENSE KELON ELECTRICAL HLDGS. CO. LTD.*		1,600,000	1,171,753
MAN WAH HLDGS. LTD.		1,773,600	2,776,145
TECHTRONIC INDUSTRIES CO. LTD.		600,000	1,562,681
			5,510,579

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	1.4%
HUANENG RENEWABLES CORP. LTD.		6,300,000	2,225,660

INTERNET & CATOLOG RETAIL	6.7%
CTRIP.COM INTERNATIONAL LTD. ADR*		50,000	2,918,000
E-COMMERCE CHINA DANGDANG, INC. ADR*		250,000	2,620,000
VIPSHOP HLDGS. LTD.*		90,000	5,112,000
			10,650,000

INTERNET SOFTWARE & SERVICES	11.9%
21VIANET GROUP, INC. ADR*		280,000	4,617,200
BITAUTO HLDGS. LTD.*		88,000	1,418,560
NETEASE.COM, INC. ADR		40,000	2,904,000
QIHOO 360 TECHNOLOGY CO. LTD.*		66,000	5,491,200
SINA CORP.*		35,000	2,840,950
YOUKU.COM, INC. ADR*		20,000	548,000
YY, INC. ADR*		20,000	935,600
			18,755,510

MACHINERY	0.8%
KA SHUI INTERNATIONAL HLDGS. LTD.		3,800,000	1,337,562

METALS & MINING	1.5%
ANGANG STEEL CO. LTD.*		4,000,000	2,372,388

MULTILINE RETAIL	0.2%
NEW WORLD DEPARTMENT STORE CHINA LTD.*		500,000	262,381

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.*(a)		5,760,000	—

PERSONAL PRODUCTS	0.1%
MAGIC HLDGS. INTERNATIONAL LTD.*		300,000	233,629

PHARMACEUTICALS	3.4%
DAWNRAYS PHARMACEUTICAL HLDGS. LTD.		2,200,000	984,283
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.		2,650,000	888,356
SHANDONG LUOXIN PHARMACY STOCK CO. LTD.		1,400,000	1,546,951
TIANJIN ZHONGXIN PHARMACEUTICAL GROUP CORP. LTD.*		2,100,000	1,932,000
			5,351,590

REAL ESTATE	1.2%
SOUFUN HLDGS. LTD. ADR*		37,400	1,931,336

REAL ESTATE MANAGEMENT & DEVELOPMENT	1.1%
COUNTRY GARDEN HLDGS. CO. LTD.*		2,600,000	1,662,734

ROAD & RAIL	1.2%
GUANGSHEN RAILWAY CO. LTD.*		3,600,000	1,889,142

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	5.0%
CANADIAN SOLAR, INC.*		50,000	849,500
SHANGHAI FUDAN MICROELECTRONICS GROUP CO. LTD.*		900,000	830,851
SPREADTRUM COMMUNICATIONS, INC. ADR		169,800	5,172,108
VARITRONIX INTERNATIONAL LTD.		1,200,000	1,035,083
			7,887,542

SOFTWARE	6.3%
KINGSOFT CORP. LTD.		1,800,000	4,270,297
NQ MOBILE, INC. ADR*		260,000	5,665,400
			9,935,697

SPECIALTY RETAIL	0.8%
BONJOUR HLDGS. LTD.		6,000,000	1,330,600

TEXTILE APPAREL & LUXURY GOODS	2.0%
TEXHONG TEXTILE GROUP LTD.		1,800,000	3,244,498

TOTAL EQUITIES
(COST: $101,406,622)			$145,170,415

COMMERCIAL PAPER	5.0%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.25% DUE 10/03/2013		7,900,000	$7,900,000

TOTAL COMMERCIAL PAPER
(COST: $7,900,000)			$7,900,000

TOTAL INVESTMENTS	96.9%
(COST: $109,306,622)			$153,070,415

OTHER ASSETS LESS LIABILITIES	3.1%		4,968,081

NET ASSETS - 100% (EQUIVALENT TO $15.53 PER SHARE BASED ON 10,179,144 SHARES OUTSTANDING)			$158,038,496

Cost of Investments is $109,817,662 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$47,863,291
Gross unrealized depreciation			(4,610,538)
Net unrealized appreciation			$43,252,753

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

COUNTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)
CHINA ( INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	90.6%
SINGAPORE	1.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.1%
CANADA	9.1%
BADGER DAYLIGHTING LTD.		22,300	$1,412,124
CONSTELLATION SOFTWARE INC.		4,600	810,995
CONTINENTAL GOLD LTD.*		113,300	410,260
DEETHREE EXPLORATION LTD.*		187,500	1,663,673
INTERTAPE POLYMER GROUP, INC.		53,300	768,894
ITHACA ENERGY, INC.*		421,700	1,035,726
STANTEC, INC.		18,400	939,559
			7,041,231

CHINA	17.4%
ANGANG STEEL CO. LTD.*		1,534,000	909,811
BIOSTIME INTERNATIONAL HLDGS. LTD.		197,200	1,491,224
BLOOMAGE BIOTECHNOLOGY CORP.*		475,000	987,248
CHINA GAS HLDGS. LTD.		890,000	969,649
CHINAVISION MEDIA GROUP LTD.*		895,200	55,402
CTRIP.COM INTERNATIONAL LTD. ADR*		37,700	2,200,172
HILONG HLDG. LTD.*		974,000	566,374
KINGSOFT CORP. LTD.		683,000	1,620,341
NQ MOBILE, INC. ADR*		43,000	936,970
SIHUAN PHARMACEUTICAL HLDGS. GROUP LTD.		2,376,300	1,629,974
SPREADTRUM COMMUNICATIONS, INC. ADR		32,700	996,042
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		186,000	194,012
TRIGIANT GROUP LTD.		2,433,700	960,188
			13,517,407

DENMARK	5.6%
AURIGA INDUSTRIES A/S*		33,500	1,133,255
GN STORE NORD A/S		42,700	898,442
PANDORA A/S		20,900	863,204
SIMCORP A/S		43,500	1,463,650
			4,358,551

FINLAND	3.0%
HUHTAMAKI OYJ		46,600	998,571
NESTE OIL OYJ*		59,600	1,318,263
			2,316,834

FRANCE	8.4%
ALCATEL-LUCENT*		528,900	1,894,653
PLASTIC OMNIUM SA*		49,000	1,238,920
TELEPERFORMANCE		15,300	740,162
THALES SA		24,000	1,319,318
UBISOFT ENTERTAINMENT SA*		84,100	1,300,410
			6,493,463

GERMANY	7.7%
AURELIUS AG		26,848	869,872
DEUTZ AG*		55,200	498,831
DUERR AG		19,974	1,466,976
FREENET AG		34,600	837,150
NORDEX SE*		158,200	2,313,504
			5,986,333

HONG KONG	2.2%
MAN WAH HLDGS. LTD.		1,077,200	1,686,098

ITALY	3.6%
ERG SPA		171,400	1,726,289
YOOX SPA*		32,700	1,120,966
			2,847,255

JAPAN	13.8%
DOUTOR NICHIRES HLDGS. CO. LTD.		47,000	823,379
ENPLAS CORP.		2,000	126,558
F@N COMMUNICATIONS, INC.*		28,200	636,899
KANAMOTO CO. LTD.		34,800	945,985
KATO WORKS CO. LTD.		144,000	862,872
MITSUI ENGINEERING & SHIPBUILDING CO. LTD.*		335,000	685,030
NOMURA CO. LTD.*		14,800	146,351
SEIKO EPSON CORP.		71,400	1,167,300
SHOWA CORP.		41,900	561,821
TADANO LTD.		16,600	212,281
TAKATA CORP.		42,800	1,075,497
TS TECH CO. LTD.		20,700	812,880
VALUECOMMERCE CO. LTD.*		221,800	2,619,765
			10,676,618

SINGAPORE	0.1%
OSIM INTERNATIONAL LTD.		48,000	73,840

SPAIN	2.4%
GAMESA CORP. TECHNOLOGICA SA*		212,200	1,850,722

SWEDEN	3.2%
HEXPOL AB		8,100	572,207
INTRUM JUSTITIA AB*		71,100	1,902,874
			2,475,081

SWITZERLAND	2.5%
STRAUMANN HLDG. AG*		5,900	1,071,838
U-BLOX AG*		10,600	882,552
			1,954,390

UNITED KINGDOM	18.1%
888 HLDGS. PLC		270,600	729,398
ASHTEAD GROUP PLC		28,200	280,996
ASOS PLC*		7,400	615,888
BABCOCK INTERNATIONAL GROUP PLC		88,800	1,719,359
BODYCOTE PLC		38,000	399,870
BRITVIC PLC		153,900	1,426,384
INTERMEDIATE CAPITAL GROUP PLC		218,900	1,581,949
INTERNATIONAL PERSONAL FINANCE PLC		261,330	2,582,839
MICRO FOCUS INTERNATIONAL PLC		88,718	1,088,688
MONDI PLC*		46,600	786,851
MONITISE PLC*		1,623,100	1,497,761
PREMIER FOODS PLC*		379,400	958,174
WILLIAM HILL PLC		56,977	371,730
			14,039,887

TOTAL EQUITIES
(COST: $65,546,213)			$75,317,710

COMMERCIAL PAPER	3.9%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.25% DUE 10/01/2013		3,000,000	$3,000,000

TOTAL COMMERCIAL PAPER
(COST: $3,000,000)			$3,000,000

TOTAL INVESTMENTS	101.0%
(COST: $68,546,213)			$78,317,710

OTHER LIABILITIES LESS ASSETS	(1.0%)		(791,613)

NET ASSETS - 100% (EQUIVALENT TO $17.53 PER SHARE BASED ON 4,422,893 SHARES OUTSTANDING)			$77,526,097

Cost of investments is $68,644,697 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,665,461
Gross unrealized depreciation	(992,448)
Net unrealized appreciation	$9,673,013

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.1%
Consumer Staples	5.0%
Energy	8.1%
Financials	6.5%
Health Care	4.6%
Industrials	24.1%
Information Technology	18.9%
Materials	8.5%
Telecommunications Service	1.1%
Utilities	1.2%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.1%
AUSTRALIA	1.4%
FLIGHT CENTRE LTD.		1,000	$45,060
FORTESCUE METALS GROUP LTD.*		7,000	31,020
			76,080

CHINA	57.4%
21VIANET GROUP, INC. ADR*		3,000	49,470
ANGANG STEEL CO. LTD.*		190,000	112,688
ANHUI CONCH CEMENT CO. LTD.*		23,000	73,840
ANTON OILFIELD SERVICES GROUP		40,000	26,509
BAIDU.COM, INC. ADR*		300	46,554
BIOSTIME INTERNATIONAL HLDGS. LTD.		15,000	113,430
BLOOMAGE BIOTECHNOLOGY CORP.		100,000	207,842
CHINA GAS HLDGS. LTD.		70,000	76,264
CHINA HUISHAN DAIRY HLDGS. CO. LTD.*		80,000	25,890
CHINA MODERN DAIRY HLDGS. LTD.*		180,000	70,320
CHINA OILFIELD SERVICES LTD.*		35,000	87,727
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.		130,000	144,651
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		90,000	144,819
COUNTRY GARDEN HLDGS. CO. LTD.*		150,000	95,927
CTRIP.COM INTERNATIONAL LTD. ADR*		2,300	134,228
E-COMMERCE CHINA DANGDANG, INC. ADR*		19,800	207,504
GEELY AUTOMOBILE HLDGS. LTD.		90,000	46,300
GREAT WALL MOTOR CO. LTD.		28,000	151,807
HILONG HLDG. LTD.*		230,000	133,743
HUANENG RENEWABLES CORP. LTD.*		120,000	42,394
KINGSOFT CORP. LTD.		65,000	154,205
NEW WORLD DEPARTMENT STORE CHINA LTD.*		40,000	20,990
NOAH HLDGS. LTD. ADR*		8,000	136,400
NQ MOBILE, INC. ADR*		2,000	43,580
PAX GLOBAL TECHNOLOGY LTD.*		250,000	105,404
SHANGHAI FUDAN MICROELECTRONICS GROUP CO. LTD.*		30,000	27,695
SINA CORP.*		1,500	121,755
SOUFUN HLDGS. LTD. ADR*		300	15,492
SPREADTRUM COMMUNICATIONS, INC. ADR		5,700	173,622
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		60,000	62,585
TEXHONG TEXTILE GROUP LTD.		60,000	108,150
TIANJIN ZHONGXIN PHARMACEUTICAL GROUP CORP. LTD.*		45,000	41,400
TRIGIANT GROUP LTD.		130,000	51,290
XINYI GLASS HLDG. CO. LTD.		70,000	64,441
YY, INC. ADR*		1,000	46,780
			3,165,696

HONG KONG	9.7%
GALAXY ENTERTAINMENT GROUP LTD.*		23,000	161,322
KA SHUI INTERNATIONAL HLDGS. LTD.		80,000	28,159
MAN WAH HLDGS. LTD.		80,000	125,221
TECHTRONIC INDUSTRIES CO. LTD.		10,000	26,045
TRULY INTERNATIONAL HLDGS. LTD.		220,000	127,645
VARITRONIX INTERNATIONAL LTD.		80,000	69,006
			537,398

INDIA	2.1%
GLENMARK PHARMACEUTICALS LTD.*		2,500	21,202
IPCA LABORATORIES LTD.		4,000	45,709
MCLEOD RUSSEL (INDIA) LTD.		12,000	48,092
			115,003

INDONESIA	0.6%
PT CIPUTRA PROPERTY TBK		200,000	13,989
PT WIJAYA KARYA PERSERO TBK		100,000	16,580
			30,569

JAPAN	8.1%
DIGITAL GARAGE, INC.*		1,600	50,297
ENPLAS CORP.		1,000	63,279
FUJI HEAVY INDUSTRIES LTD.		2,000	55,140
HAJIME CONSTRUCTION CO. LTD.		1,100	70,950
JTEKT CORP.		6,500	88,743
SHIP HEALTHCARE HLDGS., INC.*		1,300	50,588
START TODAY CO. LTD.		1,200	33,756
TEMP HLDGS. CO. LTD.		1,500	37,815
			450,568

PHILIPPINES	1.5%
METROPOLITAN BANK & TRUST CO.		19,500	37,173
PUREGOLD PRICE CLUB, INC.*		50,000	47,887
			85,060

SINGAPORE	10.4%
EZION HLDGS. LTD.		150,000	263,032
GUOCOLEISURE LTD.*		25,000	16,240
SINO GRANDNESS FOOD INDUSTRY GROUP LTD.*		300,000	155,428
SUPER GROUP LTD.		18,000	60,832
YOMA STRATEGIC HLDGS. LTD.		90,000	55,954
YONGNAM HLDGS. LTD.*		100,000	23,115
			574,601

SOUTH KOREA	4.5%
CHONG KUN DANG PHARMACEUTICAL CORP.*		1,000	62,996
CJ CGV CO. LTD.*		1,000	51,178
COM2US CORP.		1,000	27,310
KOLAO HLDGS.*		2,300	69,663
SUNG KWANG BEND CO. LTD.		1,400	39,733
			250,880

THAILAND	2.4%
AIRPORTS OF THAILAND PCL*		10,000	60,262
CENTRAL PLAZA HOTEL PCL		25,000	30,570
SINO THAI ENGINEERING & CONSTRUCTION PCL		20,000	14,514
TICON INDUSTRIAL CONNECTION PCL		50,000	26,055
			131,401

TOTAL EQUITIES
(COST: $4,540,079)			$5,417,256

TOTAL INVESTMENTS	98.1%
(COST: $4,540,079)			$5,417,256

OTHER ASSETS LESS LIABILITIES	1.9%		103,681

NET ASSETS - 100% (EQUIVALENT TO $9.30 PER SHARE BASED ON 593,842 SHARES OUTSTANDING)			$5,520,937

Cost of Investments is $4,563,969 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,003,616
Gross unrealized depreciation	(150,329)
Net unrealized appreciation	$853,287

* Non-income producing security during the period ended September 30, 2013

ADR - American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	25.7%
Consumer Staples	9.4%
Energy	9.3%
Financials	5.9%
Health Care	4.0%
Industrials	12.8%
Information Technology	21.2%
Materials	7.7%
Telecommunication Service	2.1%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities REIT Total Level 1	$ 25,019,726 385,560 25,405,286	$ 51,517,673 451,332 51,969,005	$ 8,464,872 104,328 8,569,200
Level 2 – Equities Total Commercial Paper Total Corporate Bonds Total Level 2	- - 539,345 539,345	- 2,700,000 - 2,700,000	- - - -
Level 3	-	-	-
Total Investments	$ 25,944,631	$ 54,669,005	$ 8,569,200

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities Total Asia Total Australia Total Europe Total North America Total Level 1	$145,170,415 - - - 145,170,415	$ 25,953,963 - 42,322,516 7,041,231 75,317,710	$ 5,341,176 76,080 - - 5,417,256
Level 2 Total Commercial Paper Total Level 2	7,900,000 7,900,000	3,000,000 3,000,000	- -
Level 3	-	-	-
Total Investments	$153,070,415	$ 78,317,710	$ 5,417,256

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

The Micro- Cap Fund holds a corporate bond with a convertible feature. The value of this security is determined based on multiple factors, including the performance of the underlying stock, its volatility and coupon rate.

Significant Transfers between Levels 1 and 2 included securities valued at $96,971,873, $17,684,603, and $5,437,186 at September 30, 2013 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2012 but not at September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2013

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 29, 2013